UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23977
BNY Mellon ETF Trust II
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Concentrated Growth ETF
BNY Mellon Dynamic Value ETF
ITEM 1 - Reports to Stockholders

BNY Mellon Dynamic Value ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKDV (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Dynamic Value ETF	$32	0.60%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,375	83	58.99%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
23.1%
Industrials
14.4%
Health Care
14.1%
Information Technology
14.0%
Energy
8.2%
Communication Services
6.9%
Consumer Discretionary
5.6%
Materials
5.4%
Consumer Staples
3.7%
Investment Companies
2.1%
Utilities
1.4%
Real Estate
1.2%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4866SA0426

BNY Mellon Concentrated Growth ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Ticker – BKCG (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Concentrated Growth ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated Growth ETF	$25	0.50%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$119	29	5.97%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
36.5%
Financials
18.9%
Communication Services
12.4%
Consumer Discretionary
11.2%
Industrials
8.9%
Health Care
6.0%
Investment Companies
3.5%
Consumer Staples
2.8%
Net Other Assets and Liabilities
-0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4869SA0426

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

BNY Mellon Concentrated Growth ETF: BKCG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Concentrated Growth ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.7%
Capital Goods — 8.9%
BAE Systems PLC, ADR	33,883	3,783,376
Deere & Co.	4,797	2,829,606
Eaton Corp. PLC	9,074	3,929,133
		10,542,115
Consumer Discretionary Distribution & Retail — 10.3%
Amazon.com, Inc.(a)	36,291	9,619,293
The Home Depot, Inc.	7,760	2,551,488
		12,170,781
Consumer Durables & Apparel — .9%
LVMH Moet Hennessy Louis Vuitton SE, ADR(b)	10,355	1,098,769
Financial Services — 16.7%
BlackRock, Inc.	3,464	3,691,238
Blackstone, Inc.	29,275	3,676,355
Intercontinental Exchange, Inc.	16,856	2,664,765
Mastercard, Inc., Cl. A	8,666	4,358,305
S&P Global, Inc.	4,022	1,734,407
Visa, Inc., Cl. A(b)	11,148	3,677,056
		19,802,126
Food, Beverage & Tobacco — 2.8%
Philip Morris International, Inc.	20,357	3,360,330
Insurance — 2.2%
The Progressive Corp.	12,845	2,585,442
Media & Entertainment — 12.4%
Alphabet, Inc., Cl. C	26,321	10,053,043
Meta Platforms, Inc., Cl. A	7,612	4,657,859
		14,710,902
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AstraZeneca PLC	13,953	2,614,373
Eli Lilly & Co.	4,808	4,493,557
		7,107,930
Semiconductors & Semiconductor Equipment — 22.9%
ASML Holding NV	2,772	3,988,880
Broadcom, Inc.	8,910	3,719,301
NVIDIA Corp.	58,773	11,729,328
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,989	3,956,243
Texas Instruments, Inc.	13,382	3,761,413
		27,155,165
Software & Services — 8.9%
Intuit, Inc.	6,439	2,501,551
Microsoft Corp.	16,706	6,812,373
ServiceNow, Inc.(a)	14,326	1,265,129
		10,579,053
Technology Hardware & Equipment — 4.7%
Apple, Inc.	20,455	5,550,464
Total Equity Securities - Common Stocks (cost $59,451,385)		114,663,077

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.3%
Registered Investment Companies — 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $3,853,934)	3.61	3,853,934	3,853,934
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(c) (cost $287,550)	3.61	287,550	287,550
Total Investments (cost $63,592,869)		100.2%	118,804,561
Liabilities, Less Cash and Receivables		(.2%)	(183,236)
Net Assets		100.0%	118,621,325

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $3,926,611 and the value of the collateral was
$4,059,231, consisting of cash collateral of $287,550 and U.S. Government & Agency securities valued at $3,771,681.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 3.3%	4,442,801	741,968	(1,330,835)	3,853,934	81,288
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .2%	-	4,749,070	(4,461,520)	287,550	44,707††
Total - 3.5%	4,442,801	5,491,038	(5,792,355)	4,141,484	125,995

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,926,611)—Note 2(c):
Unaffiliated issuers	59,451,385	114,663,077
Affiliated issuers	4,141,484	4,141,484
Dividends and securities lending income receivable		96,470
Tax reclaim receivable—Note 2(b)		55,150
		118,956,181
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		47,306
Liability for securities on loan—Note 2(c)		287,550
		334,856
Net Assets ($)		118,621,325
Composition of Net Assets ($):
Paid-in capital		54,943,180
Total distributable earnings (loss)		63,678,145
Net Assets ($)		118,621,325
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		3,185,885
Net Asset Value Per Share ($)		37.23
Market Price Per Share ($)		37.23
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $13,103 foreign taxes withheld at source):
Unaffiliated issuers	656,285
Affiliated issuers	81,288
Affiliated income net of rebates from securities lending—Note 2(c)	44,707
Total Income	782,280
Expenses:
Management fee—Note 3(a)	293,996
Total Expenses	293,996
Net Investment Income	488,284
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,156,921
Net realized gain (loss) on in-kind redemptions	4,250,573
Net Realized Gain (Loss)	8,407,494
Net change in unrealized appreciation (depreciation) on investments	(5,250,396)
Net Realized and Unrealized Gain (Loss) on Investments	3,157,098
Net Increase in Net Assets Resulting from Operations	3,645,382
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025(a),(b),(c)

Operations ($):
Net investment income	488,284	577,682
Net realized gain (loss) on investments	8,407,494	43,925,422
Net change in unrealized appreciation (depreciation) on investments	(5,250,396)	(26,127,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,645,382	18,375,979
Distributions ($):
Distributions to shareholders:
ETF shares	(489,732)	(507,021)
Class A	-	(26,913,854)
Class C	-	(786,825)
Class I	-	(7,152,860)
Total Distributions	(489,732)	(35,360,560)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
ETF shares	-	33,691,846
Class A	-	3,198,933
Class C	-	250
Class I	-	90,944,324
Net assets received in connection with reorganization(c)	-	111,903,401
Distributions reinvested:
Class A	-	23,036,046
Class C	-	784,813
Class I	-	6,982,587
Cost of shares redeemed:
ETF shares	(7,220,340)	(43,641,405)
Class A	-	(105,892,570)
Class C	-	(3,002,057)
Class I	-	(119,105,712)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,220,340)	(1,099,544)
Total Increase (Decrease) in Net Assets	(4,064,690)	(18,084,125)
Net Assets ($):
Beginning of Period	122,686,015	140,770,140
End of Period	118,621,325	122,686,015
7

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025(a),(b),(c)

Capital Share Transactions (Shares):
ETF shares
Shares sold	-	1,160,001
Shares issued in connection with reorganization(c)	-	3,645,886
Shares redeemed	(200,000)	(1,420,002)
Net Increase (Decrease) in Shares Outstanding	(200,000)	3,385,885
Class A(d),(e)
Shares sold	-	91,405
Shares issued for distributions reinvested	-	672,382
Shares redeemed	-	(3,361,607)
Net Increase (Decrease) in Shares Outstanding	-	(2,597,820)
Class C(d),(e)
Shares sold	-	7
Shares issued for distributions reinvested	-	26,323
Shares redeemed	-	(108,304)
Net Increase (Decrease) in Shares Outstanding	-	(81,974)
Class I(e)
Shares sold	-	2,915,257
Shares issued for distributions reinvested	-	202,801
Shares redeemed	-	(3,839,516)
Net Increase (Decrease) in Shares Outstanding	-	(721,458)

(a)	The fund commenced offering ETF shares after the close of business March 28, 2025. The amounts disclosed include those of BNY Mellon Tax Managed Growth Fund (the “Predecessor Fund”).
(b)	On March 14, 2025, the Predecessor Fund redesignated Class A and Class C shares into Class I shares.
(c)
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization (the “Agreement”) previously approved by the Predecessor
Fund’s Board of Trustees (the “Predecessor Board”), all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BNY Mellon Investment Funds IV,
Inc., were transferred to the fund in a tax free exchange for ETF shares. Shareholders of Class I shares of the Predecessor Fund received ETF shares of the fund.

(d)	During the period ended October 31, 2025, 540 Class C shares representing $18,591 were automatically converted to 474 Class A shares.
(e)
During the period ended October 31, 2025, 76,332 Class C shares representing $2,012,870 were converted to 64,702 Class I shares and 2,832,348 Class A shares representing $87,547,888 were converted to 2,814,140 Class I shares.

See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
Please note that financial highlights information in the following table represents the financial highlights of the Predecessor Fund (Class I shares) for periods prior to the commencement of operations of the Fund’s ETF shares on March 28, 2025. On that date, all of the assets of the Predecessor Fund were transferred to the fund in exchange for ETF shares in a tax-free reorganization. Accordingly, financial highlights for periods after March 28, 2025 represent the results of the fund’s ETF shares.
All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025(a)	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	36.23	41.70	36.13	35.23	44.65	33.90
Investment Operations:
Net investment income(b)	.15	.23	.19	.24	.18	.14
Net realized and unrealized gain (loss) on investments	1.00	4.74	8.12	3.43	(7.84)	13.04
Total from Investment Operations	1.15	4.97	8.31	3.67	(7.66)	13.18
Distributions:
Dividends from net investment income	(.15 )	(.24 )	(.21 )	(.23 )	(.04 )	(.15 )
Dividends from net realized gain on investments	-	(10.20)	(2.53)	(2.54)	(1.72)	(2.28)
Total Distributions	(.15 )	(10.44)	(2.74)	(2.77)	(1.76)	(2.43)
Net asset value, end of period	37.23	36.23	41.70	36.13	35.23	44.65
Market value, end of period	37.23	36.26	N/A	N/A	N/A	N/A
Total Return (%)	3.21 (c)	15.21	24.12	10.95	(17.90)	40.76
Market Price Total Return (%)	3.13 (c)	15.30	N/A	N/A	N/A	N/A
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50 (d),(e)	.79 (e)	.97	.97	.96	.96
Ratio of net expenses to average net assets(f)	.50 (d),(e)	.66 (e),(g),(h)	.88 (g)	.95	.95	.95
Ratio of net investment income to average net assets(f)	.83 (d),(e)	.46 (e),(g),(h)	.47 (g)	.67	.46	.36
Portfolio Turnover Rate(i)	5.97 (c)	14.05	14.92	1.73	7.55	4.27
Net Assets, end of period ($ x 1,000)	118,621	122,686	30,087	27,543	21,512	25,691

(a)	The fund commenced offering ETF shares after the close of business March 28, 2025. The amounts disclosed include those of the Predecessor Fund.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount does not include the expenses of the underlying funds.
(f)
Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc. For periods beginning on or after March 28, 2025, following the Fund’s reorganization into an ETF, the fee is paid by BNY Mellon ETF Investment Adviser, LLC.

(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in Distribution Plan fees.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Concentrated Growth ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	114,663,077	—	—	114,663,077
Investment Companies	4,141,484	—	—	4,141,484
	118,804,561	—	—	118,804,561

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $6,098 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,926,611
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,926,611)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Growth Stock Risk:The fund invests in stocks of companies the sub-adviser believes are growth companies (growth stocks). The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $702,070 and long-term capital gains $34,658,490. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $47,306.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2026, amounted to $7,120,938 and $6,852,441, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $55,211,692, consisting of $56,733,904 gross unrealized appreciation and $1,522,212 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed”
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2026, the fund had in-kind transactions associated with creations of $0 and redemptions of $6,952,666.
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
16

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
19

© 2026 BNY Mellon Securities Corporation
Code-4869NCSRSA0426

BNY Mellon ETF Trust II
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

BNY Mellon Dynamic Value ETF: BKDV
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.0%
Automobiles & Components — .9%
General Motors Co.	165,729	12,742,903
Banks — 8.7%
Citigroup, Inc.	211,472	27,064,187
Fifth Third Bancorp	481,147	24,423,022
First Horizon Corp.	559,980	13,977,101
JPMorgan Chase & Co.	134,037	41,984,409
Truist Financial Corp.	248,231	12,783,896
		120,232,615
Capital Goods — 10.3%
Carlisle Companies, Inc.	35,204	12,506,573
Carrier Global Corp.	107,842	7,243,747
Caterpillar, Inc.	17,500	15,576,925
Deere & Co.	20,327	11,990,287
Dover Corp.	47,810	10,824,662
Emerson Electric Co.	68,722	9,651,318
Ferguson Enterprises, Inc.	32,577	8,721,189
Honeywell International, Inc.	73,435	15,739,323
Hubbell, Inc.	26,522	13,477,685
L3Harris Technologies, Inc.	30,294	9,710,742
Regal Rexnord Corp.	48,957	10,527,224
RTX Corp.	87,627	15,428,486
		141,398,161
Commercial & Professional Services — .5%
Veralto Corp.	73,420	6,475,644
Consumer Discretionary Distribution & Retail — 4.2%
Amazon.com, Inc.(a)	159,693	42,328,227
Lowe’s Companies, Inc.	64,038	15,291,634
		57,619,861
Consumer Services — .5%
Las Vegas Sands Corp.	118,725	6,483,572
Consumer Staples Distribution & Retail — .9%
Target Corp.	97,476	12,647,511
Energy — 8.2%
ConocoPhillips	104,351	13,125,269
Diamondback Energy, Inc.	59,985	12,334,715
EQT Corp.	139,260	8,366,741
Marathon Petroleum Corp.	58,390	14,497,653
Occidental Petroleum Corp.	194,789	11,800,318
Phillips 66	101,733	18,225,467
SLB Ltd.	599,987	34,127,260
		112,477,423
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(b),(c)	683,055	16,748,509
Financial Services — 8.6%
Berkshire Hathaway, Inc., Cl. B(a)	77,701	36,799,194
Capital One Financial Corp.	56,972	10,898,744
CME Group, Inc.	35,832	10,313,166
Morgan Stanley	117,267	22,349,917

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.0% (continued)
Financial Services — 8.6% (continued)
The Charles Schwab Corp.	79,494	7,284,830
The Goldman Sachs Group, Inc.	19,253	17,785,344
Voya Financial, Inc.	159,557	13,077,292
		118,508,487
Health Care Equipment & Services — 6.9%
Alcon AG(c)	109,138	8,171,162
Edwards Lifesciences Corp.(a)	133,984	11,187,664
Elevance Health, Inc.	55,635	20,942,126
Medtronic PLC	137,335	11,120,015
UnitedHealth Group, Inc.	116,487	43,156,104
		94,577,071
Household & Personal Products — 2.8%
Colgate-Palmolive Co.	333,311	28,451,427
The Estee Lauder Companies, Inc., Cl. A	130,964	10,046,248
		38,497,675
Insurance — 5.8%
American International Group, Inc.	193,411	14,467,143
Aon PLC, Cl. A	56,664	17,659,336
Assurant, Inc.	92,638	21,887,580
Chubb Ltd.	53,284	17,423,868
The Hartford Insurance Group, Inc.	58,087	7,946,882
		79,384,809
Materials — 5.4%
CRH PLC	133,036	15,754,123
Freeport-McMoRan, Inc.	225,319	13,018,932
Newmont Corp.	226,205	25,129,114
Packaging Corp. of America	94,232	20,113,820
		74,015,989
Media & Entertainment — 5.9%
Alphabet, Inc., Cl. A	85,497	32,899,246
Meta Platforms, Inc., Cl. A	16,674	10,202,987
Omnicom Group, Inc.	308,123	23,639,196
The Walt Disney Company	138,585	14,378,194
		81,119,623
Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
Bristol-Myers Squibb Co.	227,831	13,804,280
Gilead Sciences, Inc.	79,300	10,375,612
Jazz Pharmaceuticals PLC(a)	34,546	7,013,529
Johnson & Johnson	157,321	36,160,232
Pfizer, Inc.	462,884	12,359,003
Thermo Fisher Scientific, Inc.	41,188	19,727,404
		99,440,060
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(a)	37,529	13,303,655
Applied Materials, Inc.	74,755	29,490,100
Intel Corp.(a)	183,728	17,358,622
Marvell Technology, Inc.	43,646	7,208,137
Texas Instruments, Inc.	145,029	40,764,751
		108,125,265
Software & Services — 2.5%
Akamai Technologies, Inc.(a)	150,351	15,483,146

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.0% (continued)
Software & Services — 2.5% (continued)
Dolby Laboratories, Inc., Cl. A	148,782	9,542,878
International Business Machines Corp.	38,484	8,889,034
		33,915,058
Technology Hardware & Equipment — 3.6%
Cisco Systems, Inc.	388,251	35,524,967
Seagate Technology Holdings PLC	11,077	7,461,910
Western Digital Corp.(c)	15,358	6,673,358
		49,660,235
Telecommunication Services — 1.0%
AT&T, Inc.	534,950	13,978,244
Transportation — 3.6%
CSX Corp.	393,965	17,897,830
Delta Air Lines, Inc.	262,870	17,872,531
FedEx Corp.	34,578	13,945,653
		49,716,014
Utilities — 1.4%
Constellation Energy Corp.	33,780	10,573,140
NRG Energy, Inc.	57,608	8,962,653
		19,535,793
Total Equity Securities - Common Stocks (cost $1,204,554,693)		1,347,300,522

	1-Day Yield (%)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $27,147,890)	3.61	27,147,890	27,147,890
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,319,407)	3.61	1,319,407	1,319,407
Total Investments (cost $1,233,021,990)		100.1%	1,375,767,819
Liabilities, Less Cash and Receivables		(.1%)	(855,021)
Net Assets		100.0%	1,374,912,798

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $4,583,198 and the value of the collateral was
$4,614,311, consisting of cash collateral of $1,319,407 and U.S. Government & Agency securities valued at $3,294,904.  In addition, the value of collateral may include pending sales that are also on loan.

(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 2.0%	4,766,105	57,336,321	(34,954,536)	27,147,890	195,239

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Affiliated Issuers (continued)
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	-	2,933,530	(1,614,123)	1,319,407	1,823††
Total - 2.1%	4,766,105	60,269,851	(36,568,659)	28,467,297	197,062

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $4,583,198)—Note 2(c):
Unaffiliated issuers	1,204,554,693	1,347,300,522
Affiliated issuers	28,467,297	28,467,297
Receivable for investment securities sold		12,205,651
Dividends and securities lending income receivable		709,718
Receivable for shares of Beneficial Interest subscribed		256,078
Tax reclaim receivable—Note 2(b)		7,022
		1,388,946,288
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		587,002
Payable for investment securities purchased		12,127,081
Liability for securities on loan—Note 2(c)		1,319,407
		14,033,490
Net Assets ($)		1,374,912,798
Composition of Net Assets ($):
Paid-in capital		1,209,376,013
Total distributable earnings (loss)		165,536,785
Net Assets ($)		1,374,912,798
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		43,084,000
Net Asset Value Per Share ($)		31.91
Market Price Per Share ($)		31.93
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $353 foreign taxes withheld at source):
Unaffiliated issuers	7,634,354
Affiliated issuers	195,239
Affiliated income net of rebates from securities lending—Note 2(c)	1,823
Total Income	7,831,416
Expenses:
Management fee—Note 3(a)	2,577,840
Total Expenses	2,577,840
Net Investment Income	5,253,576
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	22,556,629
Net realized gain (loss) on in-kind redemptions	1,953,495
Net Realized Gain (Loss)	24,510,124
Net change in unrealized appreciation (depreciation) on investments	97,132,875
Net Realized and Unrealized Gain (Loss) on Investments	121,642,999
Net Increase in Net Assets Resulting from Operations	126,896,575
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)

Operations ($):
Net investment income	5,253,576	2,849,161
Net realized gain (loss) on investments	24,510,124	(3,682,785)
Net change in unrealized appreciation (depreciation) on investments	97,132,875	45,612,954
Net Increase (Decrease) in Net Assets Resulting from Operations	126,896,575	44,779,330
Distributions ($):
Distributions to shareholders	(4,522,003)	(36,764)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	702,499,554	528,333,177
Cost of shares redeemed	(9,012,437)	(14,124,634)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	693,487,117	514,208,543
Total Increase (Decrease) in Net Assets	815,861,689	558,951,109
Net Assets ($):
Beginning of Period	559,051,109	100,000
End of Period	1,374,912,798	559,051,109
Capital Share Transactions (Shares):
Initial shares	-	4,000
Shares sold	23,400,000	20,540,000
Shares redeemed	(300,000)	(560,000)
Net Increase (Decrease) in Shares Outstanding	23,100,000	19,984,000

(a)	From November 4, 2024 (commencement of operations) to October 31, 2025.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
Per Share Data ($):
Net asset value, beginning of period	27.97	25.00
Investment Operations:
Net investment income(b)	.18	.31
Net realized and unrealized gain (loss) on investments	3.94	2.73
Total from Investment Operations	4.12	3.04
Distributions:
Dividends from net investment income	(.18 )	(.07 )
Net asset value, end of period	31.91	27.97
Market value, end of period	31.93	28.00
Total Return (%)(c)	14.77	12.20 (d)
Market Price Total Return (%)(c)	14.73	12.31 (d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(e),(f)	.60	.60
Ratio of net investment income to average net assets(e),(f)	1.22	1.19
Portfolio Turnover Rate(c),(g)	58.99	104.28
Net Assets, end of period ($ x 1,000)	1,374,913	559,051

(a)	From November 4, 2024 (commencement of operations) to October 31, 2025.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)	Annualized.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Dynamic Value ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust II (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of eight series, including the fund. The investment objective of the fund is to seek capital appreciation. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,347,300,522	—	—	1,347,300,522
Investment Companies	28,467,297	—	—	28,467,297
	1,375,767,819	—	—	1,375,767,819

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser or its affiliates, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $250 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	4,583,198
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(4,583,198)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) of less than the net asset value per shares (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $710,810 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. These short-term capital losses can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $36,764. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2026, there was no voluntary reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent com

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pany, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fee of $587,002.
(c) Each current Board member of the fund serves as a board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended April 30, 2026, amounted to $519,501,362 and $520,405,448, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $142,745,829, consisting of $159,789,119 gross unrealized appreciation and $17,043,290 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
year. These reclassifications have no effect on net assets or net asset value per share. During the period ended April 30, 2026, the fund had in-kind transactions associated with creations of $681,116,444 and redemptions of $8,830,490.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each current Board member of the fund serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-4866NCSRSA0426

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust II

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 06/22/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 06/22/2026

By (Signature and Title) * /s/ James Windels

James Windels, Treasurer

(Principal Financial and Accounting Officer)

Date 06/22/2026

* Print the name and title of each signing officer under his or her signature.